Federated Hermes Strategic Income Fund
Portfolio of Investments
February 29, 2024 (unaudited)
Principal Amount, Shares or Contracts		Value
	MORTGAGE-BACKED SECURITIES—4.8%
	Agency—4.8%
$ 8,276,730	FHLMC, Pool SD8225, 3.000%, 7/1/2052	$ 7,085,482
8,011,748	FHLMC, Pool SD8243, 3.500%, 9/1/2052	7,130,211
9,567,487	FNMA, Pool FBT224, 3.000%, 3/1/2052	8,199,433
7,468,111	FNMA, Pool MA4732, 4.000%, 9/1/2052	6,875,272
	TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $30,107,468)	29,290,398
	CORPORATE BONDS—3.6%
	Basic Industry - Chemicals—0.0%
90,000	Albemarle Corp., Sr. Unsecd. Note, 5.450%, 12/1/2044	82,257
	Basic Industry - Metals & Mining—0.1%
200,000	Anglo American Capital PLC, Sr. Unsecd. Note, 144A, 3.625%, 9/11/2024	197,536
50,000	Glencore Funding LLC, Sr. Unsecd. Note, 144A, 1.625%, 4/27/2026	46,262
55,000	Glencore Funding LLC, Sr. Unsecd. Note, 144A, 3.375%, 9/23/2051	37,799
135,000	Southern Copper Corp., Sr. Unsecd. Note, 6.750%, 4/16/2040	148,421
	TOTAL	430,018
	Capital Goods - Aerospace & Defense—0.1%
55,000	BAE Systems Holdings, Inc., Sr. Unsecd. Note, 144A, 3.850%, 12/15/2025	53,666
135,000	Boeing Co., Sr. Unsecd. Note, 3.625%, 2/1/2031	120,956
30,000	Boeing Co., Sr. Unsecd. Note, 3.950%, 8/1/2059	21,410
110,000	Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, 3.483%, 12/1/2027	103,137
65,000	Leidos, Inc., Sr. Unsecd. Note, Series WI, 2.300%, 2/15/2031	53,314
100,000	Leidos, Inc., Sr. Unsecd. Note, Series WI, 4.375%, 5/15/2030	94,169
55,000	Northrop Grumman Corp., Sr. Unsecd. Note, 3.250%, 1/15/2028	51,607
75,000	RTX Corp, Sr. Unsecd. Note, 5.150%, 2/27/2033	74,295
	TOTAL	572,554
	Capital Goods - Building Materials—0.0%
20,000	Allegion PLC, Sr. Unsecd. Note, 3.500%, 10/1/2029	18,289
50,000	Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.200%, 10/1/2024	49,197
	TOTAL	67,486
	Capital Goods - Construction Machinery—0.5%
3,390,000	Ashtead Capital, Inc., Sr. Unsecd. Note, 144A, 2.450%, 8/12/2031	2,730,624
120,000	CNH Industrial NV, Sr. Unsecd. Note, Series MTN, 3.850%, 11/15/2027	115,201
65,000	John Deere Capital Corp., Sr. Unsecd. Note, Series MTN, 3.450%, 3/7/2029	61,421
	TOTAL	2,907,246
	Capital Goods - Diversified Manufacturing—0.1%
60,000	Lennox International, Inc., Sr. Unsecd. Note, 1.350%, 8/1/2025	56,608
65,000	Roper Technologies, Inc., Sr. Unsecd. Note, 1.750%, 2/15/2031	52,012
40,000	Valmont Industries, Inc., Sr. Unsecd. Note, 5.000%, 10/1/2044	35,197
80,000	Valmont Industries, Inc., Sr. Unsecd. Note, 5.250%, 10/1/2054	68,542
35,000	Vontier Corp., Sr. Unsecd. Note, Series WI, 1.800%, 4/1/2026	32,294
25,000	Vontier Corp., Sr. Unsecd. Note, Series WI, 2.950%, 4/1/2031	20,591
40,000	Xylem, Inc., Sr. Unsecd. Note, 2.250%, 1/30/2031	33,622
	TOTAL	298,866
	Communications - Cable & Satellite—0.1%
25,000	Charter Communications Operating LLC, 5.375%, 5/1/2047	19,760

Principal Amount, Shares or Contracts		Value
	CORPORATE BONDS—continued
	Communications - Cable & Satellite—continued
$ 50,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sec. Fac. Bond, 3.850%, 4/1/2061	$ 29,071
200,000	Comcast Corp., Sr. Unsecd. Note, 3.150%, 2/15/2028	187,634
30,000	Comcast Corp., Sr. Unsecd. Note, 3.450%, 2/1/2050	21,559
70,000	Comcast Corp., Sr. Unsecd. Note, 3.950%, 10/15/2025	68,797
	TOTAL	326,821
	Communications - Media & Entertainment—0.2%
35,000	Alphabet, Inc., Sr. Unsecd. Note, 2.050%, 8/15/2050	20,701
50,000	Warnermedia Holdings, Inc., Sr. Unsecd. Note, 4.279%, 3/15/2032	44,131
1,610,000	Warnermedia Holdings, Inc., Sr. Unsecd. Note, 5.050%, 3/15/2042	1,354,936
60,000	Warnermedia Holdings, Inc., Sr. Unsecd. Note, 6.412%, 3/15/2026	59,995
	TOTAL	1,479,763
	Communications - Telecom Wireless—0.1%
90,000	Crown Castle, Inc., Sr. Unsecd. Note, 5.200%, 2/15/2049	81,329
60,000	T-Mobile USA, Inc., 3.300%, 2/15/2051	41,288
65,000	T-Mobile USA, Inc., Series WI, 2.700%, 3/15/2032	54,120
55,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 5.650%, 1/15/2053	54,760
65,000	Vodafone Group PLC, Sr. Unsecd. Note, 5.625%, 2/10/2053	62,968
	TOTAL	294,465
	Communications - Telecom Wirelines—0.1%
65,000	AT&T, Inc., Sr. Unsecd. Note, 1.700%, 3/25/2026	60,466
175,000	AT&T, Inc., Sr. Unsecd. Note, 2.550%, 12/1/2033	138,086
40,000	AT&T, Inc., Sr. Unsecd. Note, 3.850%, 6/1/2060	28,328
45,000	AT&T, Inc., Sr. Unsecd. Note, Series WI, 5.300%, 8/15/2058	40,386
100,000	Rogers Communications, Inc., Sr. Unsecd. Note, 4.500%, 3/15/2042	85,933
30,000	Verizon Communications, Inc., Sr. Unsecd. Note, 3.000%, 3/22/2027	28,249
45,000	Verizon Communications, Inc., Sr. Unsecd. Note, 3.550%, 3/22/2051	32,705
	TOTAL	414,153
	Consumer Cyclical - Automotive—0.1%
75,000	American Honda Finance Corp., Sr. Unsecd. Note, Series GMTN, 5.800%, 10/3/2025	75,738
150,000	Daimler Trucks Financial NA, Sr. Unsecd. Note, 144A, 2.375%, 12/14/2028	132,879
200,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 7.122%, 11/7/2033	213,322
100,000	General Motors Co., Sr. Unsecd. Note, 5.200%, 4/1/2045	88,352
150,000	Mercedes-Benz Finance NA LLC, Unsecd. Note, 144A, 4.800%, 3/30/2026	148,975
	TOTAL	659,266
	Consumer Cyclical - Retailers—0.0%
100,000	Alimentation Couche-Tard, Inc., Sr. Unsecd. Note, 144A, 3.800%, 1/25/2050	76,452
120,000	Home Depot, Inc., Sr. Unsecd. Note, 2.950%, 6/15/2029	109,614
	TOTAL	186,066
	Consumer Cyclical - Services—0.1%
50,000	Amazon.com, Inc., Sr. Unsecd. Note, 2.100%, 5/12/2031	42,025
150,000	Amazon.com, Inc., Sr. Unsecd. Note, 3.150%, 8/22/2027	142,465
80,000	Visa, Inc., Sr. Unsecd. Note, 2.750%, 9/15/2027	74,992
	TOTAL	259,482
	Consumer Non-Cyclical - Food/Beverage—0.2%
60,000	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.700%, 2/1/2036	57,454
150,000	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.900%, 2/1/2046	138,764
37,000	Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.600%, 4/15/2048	33,275
150,000	Coca-Cola Femsa S.A.B. de C.V., Sr. Unsecd. Note, 2.750%, 1/22/2030	132,023
100,000	Constellation Brands, Inc., Sr. Unsecd. Note, 5.250%, 11/15/2048	94,723

Principal Amount, Shares or Contracts		Value
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Food/Beverage—continued
$ 35,000	Flowers Foods, Inc., Sr. Unsecd. Note, 2.400%, 3/15/2031	$ 29,282
25,000	Flowers Foods, Inc., Sr. Unsecd. Note, 3.500%, 10/1/2026	23,970
50,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 3.000%, 6/1/2026	47,711
65,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 4.375%, 6/1/2046	53,899
60,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 3.000%, 10/15/2030	49,438
105,000	Sysco Corp., Sr. Unsecd. Note, 3.300%, 7/15/2026	100,803
50,000	Sysco Corp., Sr. Unsecd. Note, 4.450%, 3/15/2048	42,244
100,000	Tyson Foods, Inc., Sr. Unsecd. Note, 5.700%, 3/15/2034	99,984
	TOTAL	903,570
	Consumer Non-Cyclical - Health Care—0.0%
30,000	Agilent Technologies, Inc., Sr. Unsecd. Note, 2.100%, 6/4/2030	25,160
125,000	CVS Health Corp., Sr. Unsecd. Note, 5.050%, 3/25/2048	111,597
30,000	DH Europe Finance II S.a.r.l., Sr. Unsecd. Note, 2.600%, 11/15/2029	26,685
100,000	HCA, Inc., Sec. Fac. Bond, 3.500%, 7/15/2051	67,644
	TOTAL	231,086
	Consumer Non-Cyclical - Pharmaceuticals—0.1%
150,000	AbbVie, Inc., Sr. Unsecd. Note, 2.950%, 11/21/2026	142,270
60,000	AbbVie, Inc., Sr. Unsecd. Note, 3.200%, 11/21/2029	54,916
80,000	Amgen, Inc., Sr. Unsecd. Note, 5.250%, 3/2/2033	79,809
80,000	Amgen, Inc., Sr. Unsecd. Note, 5.650%, 3/2/2053	80,023
125,000	AstraZeneca PLC, Sr. Unsecd. Note, 4.000%, 1/17/2029	120,815
60,000	Biogen, Inc., Sr. Unsecd. Note, 2.250%, 5/1/2030	50,234
55,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 4.250%, 10/26/2049	46,176
25,000	Royalty Pharma PLC, Sr. Unsecd. Note, Series WI, 1.200%, 9/2/2025	23,416
	TOTAL	597,659
	Consumer Non-Cyclical - Supermarkets—0.0%
50,000	Kroger Co., Sr. Unsecd. Note, 4.450%, 2/1/2047	42,320
	Consumer Non-Cyclical - Tobacco—0.0%
65,000	Altria Group, Inc., Sr. Unsecd. Note, 3.700%, 2/4/2051	44,309
30,000	BAT Capital Corp., Sr. Unsecd. Note, 3.984%, 9/25/2050	20,498
115,000	Philip Morris International, Inc., Sr. Unsecd. Note, 5.750%, 11/17/2032	117,352
65,000	Reynolds American, Inc., Sr. Unsecd. Note, 7.000%, 8/4/2041	66,953
	TOTAL	249,112
	Energy - Independent—0.0%
120,000	Hess Corp., Sr. Unsecd. Note, 5.600%, 2/15/2041	120,946
50,000	Marathon Oil Corp., Sr. Unsecd. Note, 5.200%, 6/1/2045	43,453
70,000	Ovintiv, Inc., Sr. Unsecd. Note, 7.100%, 7/15/2053	76,523
	TOTAL	240,922
	Energy - Integrated—0.0%
50,000	Cenovus Energy, Inc., Sr. Unsecd. Note, 4.250%, 4/15/2027	48,461
45,000	Shell International Finance B.V., Sr. Unsecd. Note, 4.000%, 5/10/2046	36,963
	TOTAL	85,424
	Energy - Midstream—0.1%
45,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 4.800%, 5/3/2029	43,818
45,000	Eastern Gas Transmission & Storage, Inc., Sr. Unsecd. Note, 3.900%, 11/15/2049	32,791
50,000	Energy Transfer LP, Sr. Unsecd. Note, 5.550%, 5/15/2034	49,503
65,000	Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.375%, 3/1/2041	66,225
100,000	MPLX LP, Sr. Unsecd. Note, 4.950%, 3/14/2052	85,925
65,000	ONEOK, Inc., Sr. Unsecd. Note, 4.550%, 7/15/2028	63,542
30,000	ONEOK, Inc., Sr. Unsecd. Note, 5.200%, 7/15/2048	27,132

Principal Amount, Shares or Contracts			Value
		CORPORATE BONDS—continued
		Energy - Midstream—continued
$ 30,000		Targa Resources, Inc., Sr. Unsecd. Note, 4.200%, 2/1/2033	$ 27,018
80,000		TC Pipelines, LP, Sr. Unsecd. Note, 3.900%, 5/25/2027	76,344
		TOTAL	472,298
		Energy - Oil Field Services—0.0%
100,000		Williams Cos., Inc., Sr. Unsecd. Note, 5.150%, 3/15/2034	97,686
		Energy - Refining—0.0%
110,000		Valero Energy Corp., Sr. Unsecd. Note, 4.000%, 4/1/2029	105,046
		Financial Institution - Banking—0.7%
150,000		Associated Banc-Corp., Sub. Note, 4.250%, 1/15/2025	146,590
90,000		Bank of America Corp., Sr. Unsecd. Note, 2.299%, 7/21/2032	72,872
100,000		Bank of America Corp., Sr. Unsecd. Note, 2.572%, 10/20/2032	81,989
140,000		Bank of America Corp., Sr. Unsecd. Note, 2.687%, 4/22/2032	117,295
50,000		Bank of America Corp., Sr. Unsecd. Note, 5.468%, 1/23/2035	49,874
100,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 2.884%, 10/22/2030	88,106
200,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 3.992%, 6/13/2028	193,898
175,000		Citigroup, Inc., Sr. Unsecd. Note, 2.561%, 5/1/2032	144,139
170,000		Citigroup, Inc., Sr. Unsecd. Note, 3.400%, 5/1/2026	163,598
100,000		Citigroup, Inc., Sub., 5.827%, 2/13/2035	97,873
170,000		Citizens Financial Group, Inc., Sub. Note, 2.638%, 9/30/2032	129,276
60,000		Comerica, Inc., Sr. Unsecd. Note, 5.982%, 1/30/2030	58,935
200,000		Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 4/10/2025	196,243
65,000		Fifth Third Bancorp, Sr. Unsecd. Note, 3.950%, 3/14/2028	61,856
60,000		FNB Corp. (PA), Sr. Unsecd. Note, 5.150%, 8/25/2025	58,934
100,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.615%, 4/22/2032	83,174
100,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.102%, 2/24/2033	84,835
165,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.814%, 4/23/2029	155,837
100,000		Huntington Bancshares, Inc., Sr. Unsecd. Note, 5.709%, 2/2/2035	98,725
55,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 0.824%, 6/1/2025	54,279
300,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 2.580%, 4/22/2032	251,113
100,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 2.963%, 1/25/2033	84,488
55,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 5.336%, 1/23/2035	54,725
50,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 5.350%, 6/1/2034	49,796
100,000	[1]	KeyCorp, Sr. Unsecd. Note, 6.401% (SOFR +2.420%), 3/6/2035	100,330
65,000		M&T Bank Corp., Sr. Unsecd. Note, 7.413%, 10/30/2029	68,145
90,000		Morgan Stanley, Sr. Unsecd. Note, 1.593%, 5/4/2027	82,995
130,000		Morgan Stanley, Sr. Unsecd. Note, 3.625%, 1/20/2027	125,379
60,000		Morgan Stanley, Sr. Unsecd. Note, 4.889%, 7/20/2033	57,655
20,000		Morgan Stanley, Sr. Unsecd. Note, 5.466%, 1/18/2035	19,984
100,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 2.239%, 7/21/2032	80,594
100,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 1.928%, 4/28/2032	79,312
75,000		Northern Trust Corp., Sub., 6.125%, 11/2/2032	78,991
65,000		PNC Financial Services Group, Inc., Sr. Unsecd. Note, 5.676%, 1/22/2035	65,212
52,143	[2]	Regional Diversified Funding, 144A, 9.250%, 3/15/2030	21,900
200,000		Truist Bank, Sub. Note, Series BKNT, 3.300%, 5/15/2026	190,833
65,000		US Bancorp, Sr. Unsecd. Note, Series MTN, 1.375%, 7/22/2030	51,499
150,000		Wells Fargo & Co., Sr. Unsecd. Note, 3.000%, 10/23/2026	141,851
100,000		Wells Fargo & Co., Sr. Unsecd. Note, 5.499%, 1/23/2035	99,377
275,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.879%, 10/30/2030	241,280
		TOTAL	4,083,787

Principal Amount, Shares or Contracts		Value
	CORPORATE BONDS—continued
	Financial Institution - Broker/Asset Mgr/Exchange—0.0%
$ 45,000	Jefferies Group LLC, Sr. Unsecd. Note, 2.750%, 10/15/2032	$ 36,349
	Financial Institution - Finance Companies—0.0%
150,000	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 5.300%, 1/19/2034	144,843
55,000	Ally Financial, Inc., Sr. Unsecd. Note, 6.848%, 1/3/2030	56,249
	TOTAL	201,092
	Financial Institution - Insurance - Life—0.0%
150,000	Massachusetts Mutual Life Insurance Co., Sub. Note, 144A, 4.900%, 4/1/2077	126,001
120,000	Pacific Life Insurance Co., Sub. Note, 144A, 4.300%, 10/24/2067	91,224
50,000	Principal Financial Group, Inc., Sr. Unsecd. Note, 2.125%, 6/15/2030	41,622
	TOTAL	258,847
	Financial Institution - Insurance - P&C—0.0%
100,000	Aon North America, Inc., 5.750%, 3/1/2054	100,606
	Financial Institution - REIT - Apartment—0.0%
120,000	Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 3.350%, 5/15/2027	113,849
110,000	UDR, Inc., Sr. Unsecd. Note, 3.100%, 11/1/2034	88,554
	TOTAL	202,403
	Financial Institution - REIT - Healthcare—0.6%
110,000	Physicians Realty Trust, Sr. Unsecd. Note, 4.300%, 3/15/2027	107,158
75,000	Welltower, Inc., Sr. Unsecd. Note, 2.750%, 1/15/2031	64,063
4,000,000	Welltower, Inc., Sr. Unsecd. Note, 2.750%, 1/15/2032	3,329,922
	TOTAL	3,501,143
	Financial Institution - REIT - Office—0.0%
25,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.950%, 1/15/2027	24,127
110,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.950%, 1/15/2028	104,900
75,000	Boston Properties LP, Sr. Unsecd. Note, 4.500%, 12/1/2028	70,909
40,000	Piedmont Operating Partnership, LP, Sr. Unsecd. Note, 2.750%, 4/1/2032	28,334
	TOTAL	228,270
	Financial Institution - REIT - Retail—0.0%
80,000	Regency Centers LP, Sr. Unsecd. Note, 4.125%, 3/15/2028	76,469
	Technology—0.2%
50,000	Apple, Inc., Sr. Unsecd. Note, 3.000%, 11/13/2027	47,318
50,000	Apple, Inc., Sr. Unsecd. Note, 4.450%, 5/6/2044	46,812
27,000	Broadcom, Inc., Sr. Unsecd. Note, 4.150%, 11/15/2030	25,268
3,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.187%, 11/15/2036	2,353
60,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.469%, 4/15/2034	50,694
105,000	CDW LLC / CDW Finance, Sr. Unsecd. Note, 2.670%, 12/1/2026	97,362
85,000	Equifax, Inc., Sr. Unsecd. Note, 2.600%, 12/1/2024	83,105
200,000	Experian Finance PLC., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2029	193,430
75,000	Fiserv, Inc., Sr. Unsecd. Note, 3.500%, 7/1/2029	68,954
75,000	Lam Research Corp., Sr. Unsecd. Note, 4.000%, 3/15/2029	72,437
75,000	Oracle Corp., Sr. Unsecd. Note, 3.600%, 4/1/2050	52,857
75,000	Oracle Corp., Sr. Unsecd. Note, 6.900%, 11/9/2052	84,577
55,000	Total System Services, Inc., Sr. Unsecd. Note, 4.800%, 4/1/2026	54,329
45,000	VMware, Inc., Sr. Unsecd. Note, 2.200%, 8/15/2031	36,316
	TOTAL	915,812
	Technology Services—0.0%
30,000	Verisign, Inc., Sr. Unsecd. Note, 2.700%, 6/15/2031	24,954
	Transportation - Railroads—0.0%
60,000	Canadian Pacific Railway Co., Sr. Unsecd. Note, 1.750%, 12/2/2026	55,049

Principal Amount, Shares or Contracts			Value
		CORPORATE BONDS—continued
		Transportation - Railroads—continued
$ 40,000		Union Pacific Corp., Sr. Unsecd. Note, 2.400%, 2/5/2030	$ 34,895
		TOTAL	89,944
		Transportation - Services—0.0%
100,000		Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, 144A, 5.200%, 10/30/2034	99,248
50,000		Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 3.400%, 11/15/2026	47,360
		TOTAL	146,608
		Utility - Electric—0.2%
40,000		Ameren Corp., Sr. Unsecd. Note, 1.950%, 3/15/2027	36,584
55,000		American Electric Power Co., Inc., Sr. Unsecd. Note, 5.625%, 3/1/2033	55,426
25,000		Black Hills Corp., Sr. Unsecd. Note, 2.500%, 6/15/2030	20,812
25,000		Black Hills Corp., Sr. Unsecd. Note, 3.875%, 10/15/2049	17,872
115,000		CenterPoint Energy, Inc., Sr. Unsecd. Note, 2.650%, 6/1/2031	96,492
65,000		Constellation Energy Generation LLC, Sr. Unsecd. Note, 5.800%, 3/1/2033	66,482
75,000		Dominion Energy, Inc., Sr. Unsecd. Note, Series A, 1.450%, 4/15/2026	69,311
130,000		Duke Energy Corp., Sr. Unsecd. Note, 2.450%, 6/1/2030	111,256
55,000		Duke Energy Corp., Sr. Unsecd. Note, 3.950%, 8/15/2047	42,035
90,000		Evergy Metro, Inc., Sr. Unsecd. Note, 4.200%, 3/15/2048	73,715
30,000		Exelon Corp., Sr. Unsecd. Note, 4.100%, 3/15/2052	23,304
25,000		FirstEnergy Transmission LLC, Sr. Unsecd. Note, 144A, 4.550%, 4/1/2049	20,724
65,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 5.050%, 2/28/2033	63,444
65,000		NiSource Finance Corp., Sr. Unsecd. Note, 4.375%, 5/15/2047	53,984
120,000		Southern Co., Jr. Sub. Note, Series B, 4.000%, 1/15/2051	115,391
120,000		Virginia Electric & Power Co., Sr. Unsecd. Note, Series A, 3.500%, 3/15/2027	114,950
		TOTAL	981,782
		Utility - Natural Gas—0.0%
30,000		National Fuel Gas Co., Sr. Unsecd. Note, 2.950%, 3/1/2031	25,084
50,000		National Fuel Gas Co., Sr. Unsecd. Note, 5.500%, 1/15/2026	49,856
120,000		Southern Natural Gas, Sr. Unsecd. Note, 144A, 4.800%, 3/15/2047	97,691
		TOTAL	172,631
		TOTAL CORPORATE BONDS (IDENTIFIED COST $25,224,428)	22,024,263
		COLLATERALIZED MORTGAGE OBLIGATIONS—3.4%
		Commercial Mortgage—0.6%
500,000	[1]	Bank 2018-BN15, Class A4, 4.407% (12-month USLIBOR +0.000%), 11/15/2061	481,845
345,000		Bank 2022-BNK40, Class A4, 3.393%, 3/15/2064	304,799
675,000		Benchmark Mortgage Trust 2019-B11, Class A5, 3.542%, 5/15/2052	606,513
520,000		Benchmark Mortgage Trust 2021-B26, Class A2, 1.957%, 6/15/2054	483,355
1,000,000		Commercial Mortgage Trust 2015-DC1, Class AM, 3.724%, 2/10/2048	952,482
1,000,000		Fontainebleau Miami Beach Trust, Class B, 3.447%, 12/10/2036	972,787
		TOTAL	3,801,781
		Federal Home Loan Mortgage Corporation—0.2%
800,000		FHLMC, REMIC, Series K070, Class A2, 3.303%, 11/25/2027	765,189
668,981		FHLMC, REMIC, Series K105, Class A1, 1.536%, 9/25/2029	598,096
		TOTAL	1,363,285
		Non-Agency Mortgage-Backed Securities—2.6%
1,170,763		GS Mortgage-Backed Securities 2023-PJ5, Class A16, 6.500%, 2/25/2054	1,179,820
3,542,739		GS Mortgage-Backed Securities Trust 2022-PJ3, Class A4, 2.500%, 8/25/2052	2,821,321
6,545,047		JP Morgan Mortgage Trust 2022-1, Class A2, 3.000%, 7/25/2052	5,435,713
4,413,184		JP Morgan Mortgage Trust 2022-2, Class A3, 2.500%, 8/25/2052	3,514,515

Principal Amount, Shares or Contracts			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Non-Agency Mortgage-Backed Securities—continued
$ 3,490,856		JP Morgan Mortgage Trust 2022-3, Class A3, 2.500%, 8/25/2052	$ 2,780,003
		TOTAL	15,731,372
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $24,072,631)	20,896,438
		U.S. TREASURIES—2.9%
		U.S. Treasury Notes—2.9%
8,000,000	[3]	United States Treasury Note, 4.250%, 1/31/2026	7,939,986
10,000,000		United States Treasury Note, 4.500%, 7/15/2026	9,991,406
		TOTAL U.S. TREASURIES (IDENTIFIED COST $17,965,760)	17,931,392
		COMMON STOCKS—1.9%
		Automotive—0.1%
30,398	[4]	American Axle & Manufacturing Holdings, Inc.	210,354
1,715		Lear Corp.	235,555
		TOTAL	445,909
		Chemicals—0.1%
10,750		Koppers Holdings, Inc.	608,665
23,620	[4]	PQ Group Holdings, Inc.	227,933
		TOTAL	836,598
		Commercial Services & Supplies—0.1%
30,185		Interface, Inc.	474,508
		Consumer Cyclical Services—0.1%
6,395		Brinks Co. (The)	529,698
		Containers & Packaging—0.3%
77,295		Ardagh Metal Packaging	253,527
24,643		Graphic Packaging Holding Co.	639,486
30,501	[4]	O-I Glass, Inc.	516,077
5,858		WestRock Co.	265,309
		TOTAL	1,674,399
		Electric Utilities—0.1%
10,840		NRG Energy, Inc.	599,669
		Food & Beverage—0.1%
2,520	[4]	Post Holdings, Inc.	262,483
10,905	[4]	US Foods Holding Corp.	553,865
		TOTAL	816,348
		Hotels Restaurants & Leisure—0.2%
5,680		Boyd Gaming Corp.	375,618
13,150	[4]	Caesars Entertainment Corp.	571,631
8,255		Red Rock Resorts, Inc.	478,707
		TOTAL	1,425,956
		Media Entertainment—0.1%
65,465	[4]	iHeartMedia, Inc.	181,338
116,925	[4]	Stagwell, Inc.	624,380
		TOTAL	805,718
		Midstream—0.1%
32,111		Suburban Propane Partners LP	667,909
		Oil Field Services—0.1%
3,090	[4]	Nabors Industries Ltd.	242,163
		Oil Gas & Consumable Fuels—0.0%
5,198		Devon Energy Corp.	229,024

Principal Amount, Shares or Contracts			Value
		COMMON STOCKS—continued
		Personal Products—0.1%
14,460		Energizer Holdings, Inc.	$ 412,833
		Technology—0.1%
4,450		Science Applications International Corp.	622,822
		Technology Hardware Storage & Peripherals—0.1%
5,925		Dell Technologies, Inc.	560,861
		Trading Companies & Distributors—0.1%
4,235	[4]	GMS, Inc.	378,228
2,540		WESCO International, Inc.	379,705
		TOTAL	757,933
		Utility - Electric—0.1%
13,060		Vistra Corp.	712,292
		TOTAL COMMON STOCKS (IDENTIFIED COST $12,689,697)	11,814,640
		ASSET-BACKED SECURITIES—1.3%
		Auto Receivables—0.6%
$ 3,000,000		Ford Credit Auto Lease Trust 2022-A, Class D, 4.660%, 12/15/2026	2,932,148
841,391		Santander Bank Auto Credit-Linked Notes 2022-A, Class B, 5.281%, 5/15/2032	834,642
		TOTAL	3,766,790
		Other—0.3%
2,192,577		Home Partners of America Trust 2022-1, Class B, 4.330%, 4/17/2039	2,086,366
		Student Loans—0.4%
1,440,982		Navient Student Loan Trust 2021-GA, Class A, 1.580%, 4/15/2070	1,244,029
1,258,155		SMB Private Education Loan Trust 2021-E, Class A1A, 1.680%, 2/15/2051	1,140,712
		TOTAL	2,384,741
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $8,706,781)	8,237,897
		FOREIGN GOVERNMENTS/AGENCY—0.5%
		Sovereign—0.5%
20,000,000	[5]	Letra Tesouro Nacional, Sr. Unsecd. Note, Series LTN, 0.000%, 7/1/2027 (IDENTIFIED COST $2,910,978)	2,910,949
		AGENCY RISK TRANSFER SECURITY—0.2%
1,250,000	[1]	Fannie Mae - CAS 2023-R05, Series 2023-R05, Class 1M2, 8.421% (30-DAY AVERAGE SOFR +3.100%), 6/25/2043 (IDENTIFIED COST $1,250,000)	1,308,338
		PREFERRED STOCK—0.0%
		Financials—0.0%
40,000	[2,4,6]	Lehman Brothers Holdings, Inc., Pfd., 5.670% (IDENTIFIED COST $3,400)	400
		PURCHASED CALL OPTIONS—0.2%
6,000,000		Bank of America Merrill Lynch USD CALL/ NOK PUT, Exercise Price $10.50, Notional Amount $207,120,000, Expiration Date 4/23/2024	117,918
100		Russell 2000 Index, Exercise Price $2000, Notional Amount $20,548,400, Expiration Date 3/15/2024	707,500
10,000,000		UBS AUD CALL/ USD PUT, Exercise Price $0.675, Notional Amount $284,500,000, Expiration Date 4/4/2024	8,610
10,000,000		UBS NZD CALL/USD PUT, Exercise Price $0.6275, Notional Amount $284,500,000, Expiration Date 4/4/2024	14,720
160		United States Treasury, Exercise Price $107.00, Notional Amount $681,600 , Expiration Date 3/23/2024	77,500
160		United States Treasury, Exercise Price $108.50, Notional Amount $681,600 , Expiration Date 3/23/2024	15,000
		TOTAL PURCHASED CALL OPTIONS (IDENTIFIED COST $1,142,148)	941,248
		INVESTMENT COMPANIES—81.9%
17,927,921		Emerging Markets Core Fund	148,801,746
3,556,875		Federated Hermes Government Obligations Fund, Premier Shares, 5.23%[7]	3,556,875
6,749,903		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 5.38%[7]	6,751,253
41,375,414	[8]	High Yield Bond Core Fund	228,392,284

Principal Amount, Shares or Contracts		Value
	INVESTMENT COMPANIES—continued
13,810,542	Mortgage Core Fund	$113,384,550
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $589,650,453)	500,886,708
	TOTAL INVESTMENT IN SECURITIES—100.7% (IDENTIFIED COST $713,723,744)	616,242,671
	OTHER ASSETS AND LIABILITIES - NET—(0.7)%[9]	(4,405,487)
	TOTAL NET ASSETS—100%	$611,837,184
At February 29, 2024, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Futures:
United States Treasury Bond Long Futures	60	$7,155,000	June 2024	$22,498
United States Treasury Notes 2-Year Long Futures	90	$18,427,500	June 2024	$10,211
United States Treasury Notes 5-Year Long Futures	100	$10,690,625	June 2024	$8,362
United States Treasury Notes 10-Year Long Futures	15	$1,656,563	June 2024	$904
United States Treasury Notes 10-Year Ultra Long Futures	20	$2,283,437	June 2024	$7,408
Short Futures:
United States Treasury Ultra Bond Short Futures	30	$3,836,250	June 2024	$(4,521)
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$44,862
The average notional value of long and short futures contracts held by the Fund throughout the period was $19,609,168 and $6,383,513, respectively. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
At February 29, 2024, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Deliver/Receive		In Exchange For	Net Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
3/4/2024	State Street Bank & Trust Co	4,245,347	CHF	$5,000,000	$(199,473)
Contracts Sold:
3/4/2024	State Street Bank & Trust Co	4,218,157	CHF	$5,000,000	$230,218
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS					$30,745
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $76,009 and $114,934, respectively. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
At February 29, 2024, the Fund had the following open swap contracts:
Credit Default Swap
Counterparty	Reference Entity	Buy/ Sell	Pay/ Receive Fixed Rate	Expiration Date	Implied Credit Spread at 02/29/2024[10]	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Credit Default Swap:
Barclays	Pay Periodic Fee CDX	Buy	1.000%	12/20/2028	3.40%	$25,000,000	$(1,569,066)	$(1,549,654)	$(19,412)
TOTAL CREDIT DEFAULT SWAPS							$(1,569,066)	$(1,549,654)	$(19,412)
The average notional amount of swap contracts held by the Fund throughout the period was $12,375,000. This is based on amounts held as of each month-end throughout the three-month fiscal period.

At February 29, 2024, the Fund had the following outstanding written options contracts:
Counterparty	Description	Number of Contracts	Notional Amount	Expiration Date	Exercise Price	Value
Call Options:
Bank of America	USD CALL/NOK PUT	(12,000,000)	$414,240,000	April 2024	$11.00	$(44,448)
J.P. Morgan	Russell 2000 Index	(200)	$41,096,800	March 2024	$2,100.00	$(376,000)
J.P. Morgan	US Bond Future Option	(160)	$681,600	March 2024	$108.00	$(26,250)
UBS	USD CALL/ZAR PUT	(10,000,000)	$284,500,000	May 2024	$19.50	$(161,540)
Put Options:
Barclays	USD PUT/MXN CALL	(10,000,000)	$85,000,000	May 2024	$16.70	$(36,140)
J.P. Morgan	US Bond Future Option	(160)	$681,600	March 2024	$107.25	$(115,000)
UBS	AUD PUT/USD CALL	(10,000,000)	$284,500,000	April 2024	$0.66	$(138,640)
UBS	NZD PUT/USD CALL	(10,000,000)	$284,500,000	April 2024	$0.61	$(74,230)
UBS	USD PUT/ZAR CALL	(10,000,000)	$284,500,000	May 2024	$18.20	$(32,360)
(Premium Received $1,005,971)						$(1,004,608)
The average market value of written put and call options held by the Fund throughout the period was $448,671 and $543,915, respectively. This is based on amounts held as of each month-end throughout the three-month fiscal period.
The average market value of purchased put and call options held by the Fund throughout the period was $212,492 and $483,103, respectively. This is based on amounts held as of each month-end throughout the three-month fiscal period
Net Unrealized Appreciation (Depreciation) on Futures, Foreign Exchange Contracts, Written Options Contracts and value for Swap Contracts is included in “Other Assets and Liabilities—Net.”
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended February 29, 2024, were as follows:
Affiliates	Value as of 11/30/2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Value as of 2/29/2024	Shares Held as of 2/29/2024	Dividend Income
Emerging Markets Core Fund	$147,106,964	$3,525,543	$(7,500,000)	$5,248,874	$420,365	$148,801,746	17,927,921	$3,525,543
Federated Hermes Government Obligations Fund, Premier Shares*	$134,394	$3,689,066	$(266,585)	$—	$—	$3,556,875	3,556,875	$1,104
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	$8,045,886	$30,921,762	$(32,216,476)	$(652)	$733	$6,751,253	6,749,903	$76,324
High Yield Bond Core Fund	$233,570,932	$—	$(9,850,001)	$6,259,881	$(1,588,528)	$228,392,284	41,375,414	$3,846,156
Mortgage Core Fund	$104,723,818	$7,500,000	$—	$1,160,732	$—	$113,384,550	13,810,542	$1,333,724
TOTAL OF AFFILIATED TRANSACTIONS	$493,581,994	$45,636,371	$(49,833,062)	$12,668,835	$(1,167,430)	$500,886,708	83,420,655	$8,782,851

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund invests in a portfolio of Federated Hermes Core Trust (“Core Trust”), which is managed by Federated Investment Management Company (the “Adviser”). Core Trust is an open-end management company, registered under the Investment Company Act of 1940, as amended (the “Act”), available only to registered investment companies and other institutional investors. The investment objective of High Yield Bond Core Fund (HYCORE), a portfolio of Core Trust, is to seek high current income. Income distributions from HYCORE are declared daily and paid monthly, and are recorded by the Fund as dividend income. Capital gain distributions, if any, from HYCORE are declared and paid annually, and are recorded by the Fund as capital gains. Federated Hermes, Inc. (“Federated Hermes”) receives no advisory or administrative fees from HYCORE. Copies of the HYCORE financial statements are available on the EDGAR Database on the SEC’s website or upon request from the Fund.
1	Floating/variable note with current rate and current maturity or next reset date shown.
2
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Adviser acting through its Valuation Committee (“Valuation Committee”).

3
All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers. As of February 29, 2024, securities subject to this type of arrangement and related collateral were as follows:

Fair Value of Securities Loaned	Collateral Received
$3,473,744	$3,556,875

4	Non-income-producing security.
5	Zero coupon bond.
6	Issuer in default.
7	7-day net yield.
8	The High Yield Bond Core Fund is a diversified portfolio of below investment grade bonds.
9	Assets, other than investments in securities, less liabilities.
10
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

Note: The categories of investments are shown as a percentage of total net assets at February 29, 2024.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Directors (the “Directors”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Directors’ oversight and certain reporting and other requirements intended to provide the Directors the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Directors periodically review the fair valuations made by the Valuation Committee. The Directors have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.

The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Directors periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 29, 2024, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Mortgage-Backed Securities	$—	$29,290,398	$—	$29,290,398
Corporate Bonds	—	22,002,363	21,900	22,024,263
Collateralized Mortgage Obligations	—	20,896,438	—	20,896,438
U.S. Treasuries	—	17,931,392	—	17,931,392
Asset-Backed Securities	—	8,237,897	—	8,237,897
Foreign Governments/Agency	—	2,910,949	—	2,910,949
Agency Risk Transfer Security	—	1,308,338	—	1,308,338
Purchased Call Options	800,000	141,248	—	941,248
Equity Securities:
Common Stocks
Domestic	11,318,950	—	—	11,318,950
International	495,690	—	—	495,690
Preferred Stock
Domestic	—	—	400	400
Investment Companies	500,886,708	—	—	500,886,708
TOTAL SECURITIES	$513,501,348	$102,719,023	$22,300	$616,242,671
Other Financial Instruments:
Assets
Futures Contracts	$49,383	$—	$—	$49,383
Foreign Exchange Contracts	—	230,218	—	230,218
Liabilities
Futures Contracts	(4,521)	—	—	(4,521)
Foreign Exchange Contracts	—	(199,473)	—	(199,473)
Swap Contracts	—	(1,569,066)	—	(1,569,066)
Written Options Contracts	(517,250)	(487,358)	—	(1,004,608)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(472,388)	$(2,025,679)	$—	$(2,498,067)

The following acronym(s) are used throughout this portfolio:
AUD	—Australian Dollar
BKNT	—Bank Notes
CAS	—Connecticut Avenue Securities
CHF	—Swiss Franc
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
GMTN	—Global Medium Term Note
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
MXN	—Mexican Peso
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit
SOFR	—Secured Overnight Financing Rate
USD	—United States Dollar
ZAR	—South African Rand